Consideration Payable (Details) - Schedule of Consideration Payable - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Consideration Payable [Abstract]
Outstanding, December 31, 2023
Consideration payable – current	348,403
Consideration payable – non-current	505,361
Additions	861,452
Payment	(50,000)
Accretion expense	42,312
Outstanding, June 30, 2024	$ 853,764